Risk Management (Details 19) - Level 3 - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of all assets and liabilities measured at fair value
Balance on		R$ 3,939,801	R$ 7,238,831	R$ 5,291,960
Included in the statement of income and other comprehensive income		(350,522)	(719,134)	0
Acquisitions		260,215	4,098,466	0
Write-offs		(23,201)	(1,432,461)	0
Transfer with categories	[1]	(3,419,149)	0	0
Transfer levels		233,627	0	0
Derivatives
Reconciliation of all assets and liabilities measured at fair value
Balance on		12,694	(4,903)	(8,617)
Acquisitions		17,597	3,714	0
Financial assets at fair value through profit or loss
Reconciliation of all assets and liabilities measured at fair value
Balance on		418,561	352,446	287,224
Included in the statement of income and other comprehensive income		24,142	15,868	0
Acquisitions		150,950	74,908	0
Write-offs		(22,262)	(25,554)	0
Transfer levels		(86,715)	0	0
Financial assets at fair value through other comprehensive income
Reconciliation of all assets and liabilities measured at fair value
Balance on		3,508,546	6,891,288	5,013,353
Included in the statement of income and other comprehensive income		(374,664)	(735,002)	0
Acquisitions		91,668	4,019,844	0
Write-offs		(939)	(1,406,907)	0
Transfer with categories	[1]	(3,419,149)	0	0
Transfer levels		R$ 320,342	R$ 0	R$ 0

[1]	With the adoption of IFRS 9, a significant portion of the debentures that were in the category of available for sale are now measured at amortized cost.